Leases	12 Months Ended
Mar. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Leases

2.8 Leases

Accounting Policy

The Group as a lessee

The Group’s lease asset classes primarily consist of leases for land, buildings and computers. The Group assesses whether a contract contains a lease, at inception of a contract. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group assesses whether: (1) the contract involves the use of an identified asset (2) the Group has substantially all of the economic benefits from use of the asset through the period of the lease and (3) the Group has the right to direct the use of the asset.

At the date of commencement of the lease, the Group recognizes a right-of-use asset (“ROU”) and a corresponding lease liability for all lease arrangements in which it is a lessee, except for leases with a term of twelve months or less (short-term leases) and low value leases. For these short-term and low value leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

As a lessee, the Group determines the lease term as the non-cancellable period of a lease adjusted with any option to extend or terminate the lease, if the use of such option is reasonably certain. The Group makes an assessment on the expected lease term on a lease-by-lease basis and thereby assesses whether it is reasonably certain that any options to extend or terminate the contract will be exercised. In evaluating the lease term, the Company considers factors such as any significant leasehold improvements undertaken over the lease term, costs relating to the termination of the lease and the importance of the underlying asset to Infosys’s operations taking into account the location of the underlying asset and the availability of suitable alternatives. The lease term in future periods is reassessed to ensure that the lease term reflects the current economic circumstances.

Certain lease arrangements include the options to extend or terminate the lease before the end of the lease term. ROU assets and lease liabilities includes these options when it is reasonably certain that they will be exercised.

The ROU assets are initially recognized at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or prior to the commencement date of the lease plus any initial direct costs less any lease incentives. They are subsequently measured at cost less accumulated depreciation and impairment losses.

ROU assets are depreciated from the commencement date on a straight-line basis over the shorter of the lease term and useful life of the underlying asset.

ROU assets are evaluated for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. In such cases, the recoverable amount is determined for the Cash Generating Unit (CGU) to which the asset belongs.

The lease liability is initially measured at amortized cost at the present value of the future lease payments. The lease payments are discounted using the interest rate implicit in the lease or, if not readily determinable, using the incremental borrowing rates in the country of domicile of these leases. Lease liabilities are remeasured with a corresponding adjustment to the related right of use asset if the Group changes its assessment if whether it will exercise an extension or a termination option.

Lease liability and ROU asset have been separately presented in the Balance Sheet and lease payments have been classified as financing cash flows.

The Group as a lessor

Leases for which the Group is a lessor are classified as a finance or operating lease. Whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases.

When the Group is an intermediate lessor, it accounts for its interests in the head lease and the sublease separately. The sublease is classified as a finance or operating lease by reference to the ROU asset arising from the head lease.

For operating leases, rental income is recognized on a straight-line basis over the term of the relevant lease.

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2024:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2023	76	474	2	285	837
Additions*	—	47	1	226	274
Deletions	(1)	(22)	—	(91)	(114)
Impairment#	—	(10)	—	—	(10)
Depreciation	(1)	(87)	(1)	(104)	(193)
Translation difference	(2)	(6)	—	—	(8)
Balance as of March 31, 2024	72	396	2	316	786

* Net of adjustments on account of modifications and lease incentives

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2023:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2022	83	489	2	62	636
Additions*	—	107	1	328	436
Deletions	—	(5)	—	(46)	(51)
Depreciation	(1)	(84)	(1)	(61)	(147)
Translation difference	(6)	(33)	—	2	(37)
Balance as of March 31, 2023	76	474	2	285	837

* Net of adjustments on account of modifications and lease incentives

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2022:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2021	86	545	3	22	656
Additions*	—	60	—	63	123
Deletions	—	(11)	—	(6)	(17)
Depreciation	(1)	(88)	(1)	(15)	(105)
Translation difference	(2)	(17)	—	(2)	(21)
Balance as of March 31, 2022	83	489	2	62	636

* Net of adjustments on account of modifications and lease incentives

The aggregate depreciation expense on ROU assets is included in cost of sales in the consolidated statement of comprehensive income.

The following is the break-up of current and non-current lease liabilities:

(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Current lease liabilities	235	151
Non-current lease liabilities	767	859
Total	1,002	1010

The following is the movement in lease liabilities:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Balance at the beginning	1,010	722	728
Additions	265	434	125
Finance cost accrued during the period	39	30	24
Deletions	(53)	(6)	(18)
Payment of lease liabilities	(245)	(152)	(128)
Translation difference	(14)	(18)	(9)
Balance at the end	1,002	1,010	722

The table below provides details regarding the contractual maturities of lease liabilities on an undiscounted basis:

(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Less than one year	258	219
One to five years	734	663
More than five years	119	241
Total	1,111	1,123

The Group does not face a significant liquidity risk with regard to its lease liabilities as the current assets are sufficient to meet the obligations related to lease liabilities as and when they fall due.

Rental expense recorded for short-term leases was $12 million, $12 million and $8 million for fiscal 2024, fiscal 2023 and fiscal 2022, respectively.

The following is the movement in the net-investment in sublease of ROU asset:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Balance at the beginning	44	49	53
Additions	—	1	1
Deletions	(42)	—	—
Interest income accrued during the period	—	2	2
Lease receipts	(1)	(8)	(7)
Balance at the end	1	44	49

Leases not yet commenced to which Group is committed is $60 million for a lease term ranging from 3 years to 8 years.

The following is the movement in the net investment in lease:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Balance at the beginning	112	17	—
Additions	149	91	18
Interest income accrued during the period	3	1	—
Others	—	(1)	(1)
Lease receipts	(48)	—	—
Translation Differences	3	4	—
Balance at the end	219	112	17